Segment Information Revenue and Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 582,317	$ 556,011	$ 568,008	$ 524,458	$ 559,675	$ 480,288	$ 418,143	$ 382,525	$ 2,230,794	$ 1,840,631	$ 1,529,869
Long-Lived Assets	4,549,852				4,455,211				4,549,852	4,455,211	2,676,788
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,290,570	992,640	775,630
Long-Lived Assets	3,481,629				3,413,351				3,481,629	3,413,351	1,849,244
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									254,743	243,608	231,671
Long-Lived Assets	633,042				555,732				633,042	555,732	434,192
Rest of world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									685,481	604,383	522,568
Long-Lived Assets	$ 435,181				$ 486,128				$ 435,181	$ 486,128	$ 393,352